Supplemental Cost Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases, Operating [Abstract]
Rental expense under operating leases	$ 1,400	$ 1,492	$ 1,508
Amounts payable over the next five years
2015	786
2016	677
2017	572
2018	484
2019	432
Consolidation, Eliminations [Member]
Leases, Operating [Abstract]
Rental expense under operating leases	(149)	(135)	(142)
Amounts payable over the next five years
2015	(73)
2016	(44)
2017	(28)
2018	(20)
2019	(18)
Operating Segments [Member]
Leases, Operating [Abstract]
Rental expense under operating leases	1,549	1,627	1,650
Amounts payable over the next five years
2015	859
2016	721
2017	600
2018	504
2019	450
GE
Leases, Operating [Abstract]
Minimum rental commitments under noncancellable operating leases	2,870
GE | Operating Segments [Member]
Leases, Operating [Abstract]
Rental expense under operating leases	1,186	1,220	1,134
Amounts payable over the next five years
2015	634
2016	528
2017	432
2018	371
2019	337
GECC
Leases, Operating [Abstract]
Minimum rental commitments under noncancellable operating leases	1,295
GECC | Operating Segments [Member]
Leases, Operating [Abstract]
Rental expense under operating leases	363	407	516
Amounts payable over the next five years
2015	225
2016	193
2017	168
2018	133
2019	$ 113